Convertible Preferred Shares - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CAD ($) shares	Oct. 31, 2024 USD ($) shares	Oct. 31, 2024 CAD ($) $ / shares shares
Class of Stock [Line Items]
Common stock, par or stated value per share | $ / shares	$ 15
Number of common share daily trading volume | shares	50,000	50,000
Preferred stock, voting rights	the holders of the Preferred Shares representing 75% of the outstanding Preferred Shares vote or consent to convert all outstanding Preferred Shares, in the event a liquidating event such as an amalgamation, arrangement, merger, reorganization or similar transaction occurs, provided that the conversion ratio will not be adjusted unless the Company receives all necessary TSX and shareholder approvals.	the holders of the Preferred Shares representing 75% of the outstanding Preferred Shares vote or consent to convert all outstanding Preferred Shares, in the event a liquidating event such as an amalgamation, arrangement, merger, reorganization or similar transaction occurs, provided that the conversion ratio will not be adjusted unless the Company receives all necessary TSX and shareholder approvals.
Quarter [Member] | Shareholder Not Approved [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage	2.00%	2.00%
Annual [Member] | Shareholder Not Approved [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage	8.00%	8.00%
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion | shares			8,905,638	8,905,638
Preferred stock, convertible, conversion price | $ / shares				$ 5
Convertible preferred stock, nonredeemable or redeemable, issuer option, value			$ 31,997,837	$ 44,528,190
Legal fees	$ 242,116	$ 336,928
Listing fees	$ 50,502	$ 70,279
PIK Preferred Shares [Member] | Quarter [Member] | Shareholder Approved [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage	1.50%	1.50%
PIK Preferred Shares [Member] | Annual [Member] | Shareholder Approved [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage	6.00%	6.00%